INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets related to:
Intangibles		$ 44,845	$ 63,899
Net operating losses	$ 64,357	37,333	32,171
Stock compensation expense	8,841	7,066	6,775
Accounts receivable allowances	1,613	1,703	1,968
Accrued and prepaid expenses	7,917	1,331	1,279
Long-term debt	290	348
Other	373	406	367
Tax credits	5,146
Property, equipment and leasehold improvements		333	312
Valuation allowance	(2,319)	(1,379)	(1,307)
Total deferred income tax assets	86,218	91,986	105,464
Property, equipment and leased assets	23,785
Intangibles	109,103
Other	1,072	942	800
Total deferred income tax liabilities	133,960	942	800
Deferred income taxes, net	(47,742)	$ 91,044	$ 104,664
Gross increases - tax positions in current period	729
Unrecognized tax benefit at the end of the period	729
Other disclosures
Unrepatriated earnings	11,700
Increase in equity when deferred tax assets will be realized	$ 4,400